Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Deferred share-based compensation	Retained earnings	Accumulated losses	Class A [1]	Class B [1]	Total
Balance at Dec. 31, 2022		$ 1			$ 413,912				$ 413,913
Balance (in Shares) at Dec. 31, 2022		11,250,000
Net income for the period					893,495				893,495
Balance at Jun. 30, 2023		$ 1			1,307,407				1,307,408
Balance (in Shares) at Jun. 30, 2023		11,250,000
Balance at Dec. 31, 2023		$ 1			1,350,032				1,350,033
Balance (in Shares) at Dec. 31, 2023		11,250,000
Net income for the period					320,444				320,444
Balance at Jun. 30, 2024		$ 1			$ 1,670,476				1,670,477
Balance (in Shares) at Jun. 30, 2024		11,250,000	11,250,000
Balance at Dec. 31, 2024	$ 4,240,827	$ 1				$ (3,626,684)			$ 614,144
Balance (in Shares) at Dec. 31, 2024	1,437,500	11,250,000	11,250,000				1,437,500	11,250,000	12,687,500
Issuance of ordinary shares under 2024 equity incentive plan	$ 4,815,100			(4,815,100)
Issuance of ordinary shares under 2024 equity incentive plan (in Shares)	1,000,000
Share-based compensation				454,341					454,341
Issuance of ordinary shares pursuant to offering, net of offering cost	$ 6,143,467								6,143,467
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	23,800,000
Net income for the period						1,209,506			1,209,506
Balance at Jun. 30, 2025	$ 15,199,394	$ 1		$ (4,360,759)		$ (2,417,178)			$ 8,421,458
Balance (in Shares) at Jun. 30, 2025	26,237,500	11,250,000					26,237,500	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.